Consolidated Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 6.7%
Ambev SA	184,615	$424,223
Atacadao SA	21,300	72,515
B2W Cia. Digital(a)	7,120	120,111
B3 SA — Brasil, Bolsa, Balcao	99,469	834,235
Banco Bradesco SA	63,149	206,964
Banco BTG Pactual SA	14,200	127,696
Banco do Brasil SA	35,589	202,089
Banco Santander Brasil SA	21,300	100,007
BB Seguridade Participacoes SA	28,400	132,193
BR Malls Participacoes SA	35,518	64,155
BRF SA(a)	28,400	120,950
CCR SA	56,800	153,737
Centrais Eletricas Brasileiras SA	17,475	92,119
Cia Brasileira de Distribuicao	10,656	123,569
Cia. de Saneamento Basico do Estado de Sao Paulo	14,200	142,024
Cia. Siderurgica Nacional SA	28,400	53,965
Cielo SA	56,821	42,790
Cogna Educacao	71,064	68,825
Cosan SA	7,100	86,085
Energisa SA	7,100	62,096
Engie Brasil Energia SA	9,425	73,597
Equatorial Energia SA	35,500	131,055
Hapvida Participacoes e Investimentos SA(b)	7,100	71,718
Hypera SA	21,300	126,362
IRB Brasil Resseguros S/A	35,500	54,252
JBS SA	49,752	201,258
Klabin SA	35,500	128,833
Localiza Rent a Car SA	30,082	213,135
Lojas Renner SA	40,216	285,454
Magazine Luiza SA	35,500	420,619
Multiplan Empreendimentos Imobiliarios SA	14,230	54,210
Natura & Co. Holding SA	28,400	194,420
Notre Dame Intermedica Participacoes SA	21,300	244,332
Petrobras Distribuidora SA	35,500	141,448
Petroleo Brasileiro SA	170,400	653,852
Porto Seguro SA	7,100	61,835
Raia Drogasil SA	14,250	287,146
Rumo SA(a)	49,700	206,172
Sul America SA	14,289	117,998
Suzano SA(a)	28,415	198,080
TIM Participacoes SA	42,669	107,004
Ultrapar Participacoes SA	28,400	89,523
Vale SA	159,780	1,559,231
WEG SA	42,672	328,657

		9,180,539

China — 70.3%
360 Security Technology Inc., Class A	7,199	17,886
3SBio Inc.(a)(b)	71,000	84,273
51job Inc., ADR(a)(c)	1,491	96,155
58.com Inc., ADR(a)(c)	3,408	163,618
AAC Technologies Holdings Inc.(c)	49,500	254,174
AECC Aviation Power Co. Ltd., Class A	14,200	47,669
Agricultural Bank of China Ltd., Class A	170,400	80,869
Agricultural Bank of China Ltd., Class H	1,278,000	516,081
Aier Eye Hospital Group Co. Ltd., Class A	18,460	100,904
Air China Ltd., Class H	142,000	85,006
Aisino Corp., Class A	14,200	31,614
Alibaba Group Holding Ltd., ADR(a)	83,567	17,330,960

Security	Shares	Value

China (continued)
Alibaba Health Information Technology Ltd.(a)	200,000	$468,585
Alibaba Pictures Group Ltd.(a)	710,000	86,105
A-Living Services Co. Ltd., Class H(b)	17,750	95,036
Aluminum Corp. of China Ltd., Class A(a)	63,900	24,974
Aluminum Corp. of China Ltd., Class H(a)	142,000	26,198
Angang Steel Co. Ltd., Class A	6,020	2,067
Anhui Conch Cement Co. Ltd., Class H	70,000	524,255
Anhui Gujing Distillery Co. Ltd., Class B	7,100	79,418
ANTA Sports Products Ltd.	53,040	472,850
Anxin Trust Co. Ltd., Class A(a)(d)	16,200	5,653
Autohome Inc., ADR	2,556	196,633
AVIC Aircraft Co. Ltd., Class A	7,100	17,046
Avic Capital Co. Ltd., Class A	28,499	15,077
AVIC Electromechanical Systems Co. Ltd., Class A	14,200	15,896
AviChina Industry & Technology Co. Ltd., Class H	142,000	64,670
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	14,200	11,595
BAIC Motor Corp. Ltd., Class H(b)	71,000	28,580
Baidu Inc., ADR(a)	12,425	1,323,884
Bank of Beijing Co. Ltd., Class A	79,390	54,078
Bank of Chengdu Co. Ltd., Class A	14,200	15,797
Bank of China Ltd., Class A	85,200	41,029
Bank of China Ltd., Class H	3,550,000	1,296,155
Bank of Communications Co. Ltd., Class A	99,400	70,899
Bank of Communications Co. Ltd., Class H	284,200	172,331
Bank of Guiyang Co. Ltd., Class A	7,100	7,671
Bank of Hangzhou Co. Ltd., Class A	14,299	18,163
Bank of Jiangsu Co. Ltd., Class A	49,700	41,069
Bank of Nanjing Co. Ltd., Class A	35,500	39,146
Bank of Ningbo Co. Ltd., Class A	21,300	76,142
Bank of Shanghai Co. Ltd., Class A	43,890	49,623
Baoshan Iron & Steel Co. Ltd., Class A	49,700	33,923
Baozun Inc., ADR(a)(c)	2,201	58,304
BBMG Corp., Class A	28,400	12,487
Beijing Capital International Airport Co. Ltd., Class H	142,000	88,487
Beijing Dabeinong Technology Group Co. Ltd., Class A	21,300	24,558
Beijing Enlight Media Co. Ltd., Class A	7,100	11,546
Beijing Enterprises Water Group Ltd.	284,000	107,356
Beijing New Building Materials PLC, Class A	7,100	22,962
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	7,100	38,205
Beijing Originwater Technology Co. Ltd., Class A	16,400	18,176
Beijing Sinnet Technology Co. Ltd., Class A	7,100	24,677
Beijing Tongrentang Co. Ltd., Class A	15,469	54,110
Beijing Yanjing Brewery Co. Ltd., Class A	14,200	12,646
BEST Inc., ADR(a)	10,792	55,903
Bilibili Inc., ADR(a)	5,751	186,505
BOC Aviation Ltd.(b)	7,100	39,022
BOE Technology Group Co. Ltd., Class A	92,300	47,798
Bohai Leasing Co. Ltd., Class A(a)	28,400	12,210
Bosideng International Holdings Ltd.	142,000	36,457
Brilliance China Automotive Holdings Ltd.	142,000	124,211
BYD Co. Ltd., Class A	1,800	14,424
BYD Co. Ltd., Class H(c)	35,500	199,232
BYD Electronic International Co. Ltd.	35,500	67,968
Caitong Securities Co. Ltd., Class A	7,100	9,851
CGN Power Co. Ltd., Class H(b)	355,000	81,525
Changjiang Securities Co. Ltd., Class A	21,300	18,582
Chaozhou Three-Circle Group Co. Ltd., Class A	7,100	19,712
Chengdu Xingrong Environment Co. Ltd., Class A	21,300	13,884

1

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Aoyuan Group Ltd.	71,000	$75,296
China Cinda Asset Management Co. Ltd., Class H	284,000	52,396
China CITIC Bank Corp. Ltd., Class A	14,200	9,950
China CITIC Bank Corp. Ltd., Class H	426,000	185,217
China Communications Construction Co. Ltd., Class A	14,200	15,203
China Communications Construction Co. Ltd., Class H	142,000	90,319
China Communications Services Corp. Ltd., Class H	142,800	94,512
China Conch Venture Holdings Ltd.	71,000	318,772
China Construction Bank Corp., Class A	21,300	18,939
China Construction Bank Corp., Class H	4,331,370	3,403,179
China East Education Holdings Ltd.(b)	35,500	69,708
China Eastern Airlines Corp. Ltd., Class A(a)	63,900	37,104
China Enterprise Co. Ltd., Class A	21,300	12,160
China Everbright Bank Co. Ltd., Class A	142,000	75,517
China Everbright Bank Co. Ltd., Class H	71,000	28,763
China Everbright International Ltd.	142,000	72,914
China Evergrande Group	71,000	148,760
China Fortune Land Development Co. Ltd., Class A	7,100	21,466
China Galaxy Securities Co. Ltd., Class H	177,500	85,189
China Gas Holdings Ltd.	113,600	397,182
China Gezhouba Group Co. Ltd., Class A	14,200	11,793
China Grand Automotive Services Group Co. Ltd., Class A	42,600	18,552
China Greatwall Technology Group Co. Ltd., Class A	7,100	13,607
China Hongqiao Group Ltd.	106,500	46,854
China Huarong Asset Management Co. Ltd., Class H(b)	497,000	50,655
China Huishan Dairy Holdings Co. Ltd.(a)(d)	51,450	0	(e)
China International Capital Corp. Ltd., Class H(a)(b)	56,800	91,894
China International Travel Service Corp. Ltd., Class A	7,100	100,323
China Jinmao Holdings Group Ltd.	142,000	98,196
China Jushi Co. Ltd., Class A	35,500	43,754
China Lesso Group Holdings Ltd.	71,000	85,739
China Life Insurance Co. Ltd., Class A	1,293	4,620
China Life Insurance Co. Ltd., Class H	355,000	665,024
China Literature Ltd.(a)(b)	14,200	80,334
China Longyuan Power Group Corp. Ltd., Class H	142,000	69,067
China Medical System Holdings Ltd.	75,000	85,441
China Mengniu Dairy Co. Ltd.	142,000	507,470
China Merchants Bank Co. Ltd., Class A	56,800	268,135
China Merchants Bank Co. Ltd., Class H	177,956	833,415
China Merchants Energy Shipping Co. Ltd., Class A	14,200	11,734
China Merchants Port Holdings Co. Ltd.	86,000	104,629
China Merchants Property Operation & Service Co. Ltd.	7,100	35,281
China Merchants Securities Co. Ltd., Class A	21,300	49,354
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	22,581	50,525
China Minsheng Banking Corp. Ltd., Class A	99,400	78,946
China Minsheng Banking Corp. Ltd., Class H	248,500	172,805
China Mobile Ltd.	284,000	1,982,247
China Molybdenum Co. Ltd., Class A	56,800	27,115
China Molybdenum Co. Ltd., Class H	213,000	65,403
China National Building Material Co. Ltd., Class H	188,000	211,018
China National Nuclear Power Co. Ltd., Class A	63,900	35,945
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	7,100	10,059
China Overseas Land & Investment Ltd.	163,800	498,733
China Pacific Insurance Group Co. Ltd., Class A	21,300	84,080
China Pacific Insurance Group Co. Ltd., Class H	113,600	312,176
China Petroleum & Chemical Corp., Class A	63,900	36,926
China Petroleum & Chemical Corp., Class H	1,136,600	526,435

Security	Shares	Value

China (continued)
China Power International Development Ltd.	355,000	$77,861
China Railway Construction Corp. Ltd., Class A	35,500	42,862
China Railway Construction Corp. Ltd., Class H	71,000	63,480
China Railway Group Ltd., Class A	42,600	31,218
China Railway Group Ltd., Class H	142,000	77,495
China Railway Signal & Communication Corp. Ltd., Class H(a)(b)	75,000	33,093
China Reinsurance Group Corp., Class H	284,000	29,679
China Renewable Energy Investment Ltd.(a)(d)	7,709	0	(e)
China Resources Beer Holdings Co. Ltd.	72,000	381,319
China Resources Cement Holdings Ltd.	142,000	178,256
China Resources Gas Group Ltd.	45,000	245,291
China Resources Land Ltd.	142,444	561,433
China Resources Pharmaceutical Group Ltd.(b)	71,000	38,656
China Resources Power Holdings Co. Ltd.	142,200	164,747
China Shenhua Energy Co. Ltd., Class A	14,200	32,466
China Shenhua Energy Co. Ltd., Class H	142,000	259,414
China Shipbuilding Industry Co. Ltd., Class A	71,000	40,236
China Southern Airlines Co. Ltd., Class A	35,500	25,073
China State Construction Engineering Corp. Ltd., Class A	127,800	89,193
China State Construction International Holdings Ltd.	142,000	87,571
China Taiping Insurance Holdings Co. Ltd.	71,040	105,401
China Telecom Corp. Ltd., Class H	568,000	188,332
China Tower Corp. Ltd., Class H(b)	1,988,000	400,114
China Traditional Chinese Medicine Holdings Co. Ltd.	142,000	60,090
China Unicom Hong Kong Ltd.	143,900	83,358
China United Network Communications Ltd., Class A	85,200	58,987
China Vanke Co. Ltd., Class A	28,401	101,882
China Vanke Co. Ltd., Class H	63,901	207,342
China Yangtze Power Co. Ltd., Class A	49,756	120,775
Chongqing Changan Automobile Co. Ltd., Class A	14,200	19,543
Chongqing Rural Commercial Bank Co. Ltd., Class H	142,000	54,411
Chongqing Zhifei Biological Products Co. Ltd., Class A	7,100	83,049
CIFI Holdings Group Co. Ltd.	142,000	102,044
CITIC Ltd.	213,000	202,255
CITIC Securities Co. Ltd., Class A	28,400	88,282
CITIC Securities Co. Ltd., Class H	71,000	127,326
CNOOC Ltd.	781,000	869,569
Contemporary Amperex Technology Co. Ltd., Class A	7,100	144,226
COSCO SHIPPING Development Co. Ltd., Class A	14,200	3,667
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	142,000	70,166
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	56,800	25,053
COSCO SHIPPING Holdings Co. Ltd., Class H(a)(c)	106,500	26,931
COSCO SHIPPING Ports Ltd.	142,000	70,899
Country Garden Holdings Co. Ltd.	355,046	438,826
Country Garden Services Holdings Co. Ltd.	75,000	351,245
CRRC Corp. Ltd., Class A	71,000	57,877
CRRC Corp. Ltd., Class H	213,400	99,666
CSC Financial Co. Ltd., Class A	7,100	31,693
CSPC Pharmaceutical Group Ltd.	178,000	348,605
Dali Foods Group Co. Ltd.(b)	106,500	67,602
Daqin Railway Co. Ltd., Class A	42,600	40,553
DHC Software Co. Ltd., Class A	7,100	10,693
Dongfang Electric Corp. Ltd., Class A	14,200	17,363
Dongfeng Motor Group Co. Ltd., Class H	142,000	89,036
Dongxing Securities Co. Ltd., Class A	28,499	41,689
East Money Information Co. Ltd., Class A	25,560	50,840
ENN Energy Holdings Ltd.	35,500	414,037

2

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Everbright Securities Co. Ltd., Class A	21,397	$32,644
Fangda Carbon New Material Co. Ltd., Class A(a)	7,100	9,316
Far East Horizon Ltd.	71,000	62,747
Fiberhome Telecommunication Technologies Co. Ltd., Class A	7,100	27,700
Financial Street Holdings Co. Ltd., Class A	14,200	13,102
First Capital Securities Co. Ltd., Class A	14,200	13,538
Focus Media Information Technology Co. Ltd., Class A	49,739	34,297
Foshan Haitian Flavouring & Food Co. Ltd., Class A	10,011	160,557
Fosun International Ltd.	106,500	136,715
Founder Securities Co. Ltd., Class A	28,499	27,528
Foxconn Industrial Internet Co. Ltd., Class A	14,200	26,580
Fujian Sunner Development Co. Ltd., Class A	7,100	25,717
Fuyao Glass Industry Group Co. Ltd., Class A	7,100	19,464
Fuyao Glass Industry Group Co. Ltd., Class H(b)	28,400	62,289
Ganfeng Lithium Co. Ltd., Class A	7,100	49,056
GCL System Integration Technology Co. Ltd., Class A(a)	42,600	15,163
GD Power Development Co. Ltd., Class A	78,100	19,841
GDS Holdings Ltd., ADR(a)	3,408	194,256
Geely Automobile Holdings Ltd.	213,000	291,291
GEM Co. Ltd., Class A	21,399	13,023
Gemdale Corp., Class A	14,200	25,271
GF Securities Co. Ltd., Class A	21,300	39,186
GF Securities Co. Ltd., Class H	42,600	43,364
GoerTek Inc., Class A	14,200	42,099
GOME Retail Holdings Ltd.(a)(c)	568,400	70,399
Grandjoy Holdings Group Co. Ltd., Class A	14,200	9,712
Great Wall Motor Co. Ltd., Class H	142,000	89,952
Gree Electric Appliances Inc. of Zhuhai, Class A	7,100	56,430
Greenland Holdings Corp. Ltd., Class A	35,599	26,584
GSX Techedu Inc., ADR(a)	2,240	70,246
Guangdong Haid Group Co. Ltd., Class A	7,100	47,966
Guangdong HEC Technology Holding Co. Ltd., Class A(a)	14,200	12,566
Guangdong Investment Ltd.	142,000	279,567
Guanghui Energy Co. Ltd., Class A	28,400	10,386
Guangzhou Automobile Group Co. Ltd., Class H	148,235	121,824
Guangzhou Baiyun International Airport Co. Ltd., Class A	7,100	16,203
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	7,100	29,870
Guangzhou R&F Properties Co. Ltd., Class H	56,800	70,130
Guosen Securities Co. Ltd., Class A	14,200	21,169
Guotai Junan Securities Co. Ltd., Class A	28,400	62,118
Guotai Junan Securities Co. Ltd., Class H(b)	28,400	37,300
Guoyuan Securities Co. Ltd., Class A	14,200	15,758
Haidilao International Holding Ltd.(b)	23,000	111,128
Haier Electronics Group Co. Ltd.	33,000	91,962
Haier Smart Home Co. Ltd., Class A	21,379	49,388
Haitong Securities Co. Ltd., Class A	35,500	57,232
Haitong Securities Co. Ltd., Class H	113,600	85,885
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	29,604	113,512
Hangzhou Tigermed Consulting Co. Ltd., Class A	7,100	84,090
Henan Shuanghui Investment & Development Co. Ltd., Class A	7,100	39,205
Hengan International Group Co. Ltd.	35,500	289,917
Hengli Petrochemical Co. Ltd., Class A	21,300	41,386
Hengtong Optic-Electric Co. Ltd., Class A	7,100	16,273
Hengyi Petrochemical Co. Ltd., Class A	9,230	11,788
Hesteel Co. Ltd., Class A	35,500	9,960
HLA Corp. Ltd., Class A	14,200	12,071
Holitech Technology Co. Ltd., Class A	21,300	14,449

Security	Shares	Value

China (continued)
Huaan Securities Co. Ltd., Class A	14,200	$14,073
Huadian Power International Corp. Ltd., Class A	56,800	28,938
Huadong Medicine Co. Ltd., Class A	7,100	22,447
Hualan Biological Engineering Inc., Class A	9,350	53,744
Huaneng Power International Inc., Class A	14,200	8,582
Huaneng Power International Inc., Class H	142,000	52,762
Huatai Securities Co. Ltd., Class A	28,400	68,501
Huatai Securities Co. Ltd., Class H(b)	56,800	88,963
Huaxia Bank Co. Ltd., Class A	56,800	50,503
Huaxin Cement Co. Ltd., Class A	7,100	24,627
Huayu Automotive Systems Co. Ltd., Class A	7,799	20,847
Huazhu Group Ltd., ADR(c)	6,390	216,110
Hubei Biocause Pharmaceutical Co. Ltd., Class A	35,500	24,231
Hubei Energy Group Co. Ltd., Class A	56,800	28,066
Hunan Valin Steel Co. Ltd., Class A	21,300	11,298
Hutchison China MediTech Ltd., ADR(a)	3,692	80,523
HUYA Inc., ADR(a)(c)	2,911	45,179
Iflytek Co. Ltd., Class A	7,100	31,664
Industrial & Commercial Bank of China Ltd., Class A	170,400	121,779
Industrial & Commercial Bank of China Ltd., Class H	2,627,050	1,694,652
Industrial Bank Co. Ltd., Class A	56,800	127,646
Industrial Securities Co. Ltd., Class A	21,300	16,917
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	177,500	27,254
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	28,400	9,831
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	36,707	13,065
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	21,300	84,585
Inner Mongolia Yitai Coal Co. Ltd., Class B	63,900	37,445
Innovent Biologics Inc.(a)(b)	35,500	193,736
Inspur Electronic Information Industry Co. Ltd., Class A	9,783	52,614
iQIYI Inc., ADR(a)	8,520	141,347
JD.com Inc., ADR(a)	34,790	1,890,141
Jiangsu Hengrui Medicine Co. Ltd., Class A	17,040	187,187
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	7,100	104,565
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	14,200	15,599
Jiangsu Zhongtian Technology Co. Ltd., Class A	14,200	22,992
Jiangxi Copper Co. Ltd., Class A	7,100	12,636
Jiangxi Copper Co. Ltd., Class H	71,000	65,037
Jiangxi Zhengbang Technology Co. Ltd., Class A	7,100	15,351
Jinke Properties Group Co. Ltd., Class A	14,200	15,262
JOYY Inc.(a)(c)	2,485	151,709
Kaisa Group Holdings Ltd.	142,000	51,846
Kingboard Holdings Ltd.	35,500	85,647
Kingboard Laminates Holdings Ltd.	71,000	61,831
Kingdee International Software Group Co. Ltd.(c)	142,000	249,155
Kingsoft Corp. Ltd.(a)	52,000	168,056
Kunlun Energy Co. Ltd.	142,000	87,021
Kweichow Moutai Co. Ltd., Class A	3,500	667,639
KWG Group Holdings Ltd.	71,000	99,112
Lee & Man Paper Manufacturing Ltd.	71,000	38,198
Legend Holdings Corp., Class H(b)	21,300	25,777
Lenovo Group Ltd.	284,000	154,256
Lens Technology Co. Ltd., Class A	7,100	16,154
Lepu Medical Technology Beijing Co. Ltd., Class A	7,100	34,617
Li Ning Co. Ltd.	106,500	357,244
Lingyi iTech Guangdong Co., Class A(a)	14,200	17,878
Longfor Group Holdings Ltd.(b)	71,000	321,520
LONGi Green Energy Technology Co. Ltd., Class A	14,200	64,239
Luxshare Precision Industry Co. Ltd., Class A	22,541	140,012

3

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Luye Pharma Group Ltd.(b)	71,000	$35,450
Luzhou Laojiao Co. Ltd., Class A	7,100	84,536
Maanshan Iron & Steel Co. Ltd., Class A	35,500	12,983
Mango Excellent Media Co. Ltd., Class A(a)	7,100	52,525
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	11,853	19,440
Meituan Dianping, Class B(a)	152,200	2,880,627
Metallurgical Corp. of China Ltd., Class A	113,600	39,642
Momo Inc., ADR	6,035	117,079
Muyuan Foodstuff Co. Ltd., Class A	7,100	119,113
NanJi E-Commerce Co. Ltd., Class A(a)	7,100	18,681
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	7,100	61,960
Nanjing Securities Co. Ltd., Class A	14,200	27,254
NARI Technology Co. Ltd., Class A	14,200	36,688
NavInfo Co. Ltd., Class A	7,100	14,677
NetEase Inc., ADR	3,337	1,277,737
New China Life Insurance Co. Ltd., Class A	7,100	43,358
New China Life Insurance Co. Ltd., Class H	21,300	66,228
New Hope Liuhe Co. Ltd., Class A	14,200	55,538
New Oriental Education & Technology Group Inc., ADR(a)	6,745	809,130
Nine Dragons Paper Holdings Ltd.	71,000	62,106
Ningbo Zhoushan Port Co. Ltd., Class A	28,400	13,478
NIO Inc., ADR(a)(c)	32,447	129,139
Noah Holdings Ltd.(a)(c)	1,775	47,091
Oceanwide Holdings Co. Ltd., Class A	21,300	10,079
Offcn Education Technology Co. Ltd.	7,100	29,137
Offshore Oil Engineering Co. Ltd., Class A	14,224	9,093
OFILM Group Co. Ltd., Class A(a)	7,100	14,053
Orient Securities Co. Ltd., Class A	21,300	27,263
Pacific Securities Co. Ltd. (The), Class A(a)	28,400	12,408
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	35,500	9,613
People’s Insurance Co. Group of China Ltd. (The), Class A	26,700	23,144
People’s Insurance Co. Group of China Ltd. (The), Class H	355,000	106,715
Perfect World Co. Ltd., Class A	7,100	43,556
PetroChina Co. Ltd., Class A	35,500	21,060
PetroChina Co. Ltd., Class H	852,000	292,391
PICC Property & Casualty Co. Ltd., Class H	284,322	246,136
Pinduoduo Inc., ADR(a)	11,573	773,887
Ping An Bank Co. Ltd., Class A	49,700	90,185
Ping An Healthcare and Technology Co. Ltd.(a)(b)	14,200	187,049
Ping An Insurance Group Co. of China Ltd., Class A	27,600	272,409
Ping An Insurance Group Co. of China Ltd., Class H	264,000	2,605,599
Poly Developments and Holdings Group Co. Ltd., Class A	35,500	71,157
Poly Property Development Co. Ltd.(a)	14,200	160,302
Postal Savings Bank of China Co. Ltd., Class H(b)	355,000	225,797
Power Construction Corp. of China Ltd., Class A	71,000	33,794
RiseSun Real Estate Development Co. Ltd., Class A	14,200	15,440
Rongsheng Petro Chemical Co. Ltd., Class A	21,300	34,518
SAIC Motor Corp. Ltd., Class A	21,300	53,278
Sanan Optoelectronics Co. Ltd., Class A	14,294	46,408
Sany Heavy Industry Co. Ltd., Class A	29,653	75,869
SDIC Capital Co. Ltd., Class A	14,200	23,626
SDIC Power Holdings Co. Ltd., Class A	28,499	30,034
Sealand Securities Co. Ltd., Class A	28,500	16,629
Seazen Group Ltd.	142,000	131,356

Security	Shares	Value

China (continued)
Seazen Holdings Co. Ltd., Class A	7,100	$31,020
Semiconductor Manufacturing International Corp.(a)	142,200	308,947
SF Holding Co. Ltd., Class A	7,100	45,172
Shaanxi Coal Industry Co. Ltd., Class A	29,605	29,629
Shandong Gold Mining Co. Ltd., Class A	7,100	36,768
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	7,100	17,531
Shandong Nanshan Aluminum Co. Ltd., Class A	42,600	12,071
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	148,000	258,919
Shanghai 2345 Network Holding Group Co. Ltd., Class A	49,785	19,805
Shanghai Baosight Software Co. Ltd., Class A	7,100	56,083
Shanghai Construction Group Co. Ltd., Class A	28,400	12,249
Shanghai Electric Group Co. Ltd., Class A	71,000	43,209
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	7,100	30,474
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	39,000	123,778
Shanghai International Port Group Co. Ltd., Class A	28,400	16,055
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	56,876	40,154
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	7,100	17,640
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	56,800	89,842
Shanghai Pudong Development Bank Co. Ltd., Class A	85,200	125,703
Shanghai RAAS Blood Products Co. Ltd., Class A(a)	26,700	30,598
Shanghai Tunnel Engineering Co. Ltd., Class A	14,200	12,408
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	14,200	16,392
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	15,452	11,970
Shanxi Meijin Energy Co. Ltd., Class A(a)	14,200	12,408
Shanxi Securities Co. Ltd., Class A	14,200	13,736
Shanxi Taigang Stainless Steel Co. Ltd., Class A	21,300	9,782
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	14,200	9,474
Shenergy Co. Ltd., Class A	28,400	21,327
Shengyi Technology Co. Ltd., Class A	7,100	26,560
Shenwan Hongyuan Group Co. Ltd., Class A	85,299	51,435
Shenzhen Energy Group Co. Ltd., Class A	42,600	32,704
Shenzhen Inovance Technology Co. Ltd., Class A	8,398	40,242
Shenzhen International Holdings Ltd.	35,500	59,266
Shenzhen Investment Ltd.	142,000	43,785
Shenzhen Kaifa Technology Co. Ltd.	7,100	22,308
Shenzhen Overseas Chinese Town Co. Ltd., Class A	35,500	28,938
Shenzhou International Group Holdings Ltd.	35,500	422,052
Shimao Property Holdings Ltd.	71,000	294,955
Shui On Land Ltd.	213,000	35,175
Sichuan Chuantou Energy Co. Ltd., Class A	22,505	27,895
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	7,100	20,316
Sichuan Languang Development Co. Ltd., Class A	14,200	10,148
SINA Corp.(a)	3,266	102,258
Sino Biopharmaceutical Ltd.	355,000	558,767
Sinolink Securities Co. Ltd., Class A	14,200	19,504
Sino-Ocean Group Holding Ltd.	71,000	16,397
Sinopec Engineering Group Co. Ltd., Class H	71,000	29,770
Sinopec Shanghai Petrochemical Co. Ltd., Class A	28,400	14,112
Sinopec Shanghai Petrochemical Co. Ltd., Class H	143,000	35,238
Sinopharm Group Co. Ltd., Class H	56,800	139,673
Sinotrans Ltd., Class A	21,300	9,782
Sinotrans Ltd., Class H	9,000	1,858
Sinotruk Hong Kong Ltd.	35,500	86,197
SOHO China Ltd.(a)	111,000	37,377
Songcheng Performance Development Co. Ltd., Class A	12,780	32,609
SooChow Securities Co. Ltd., Class A	19,840	20,853

4

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Southwest Securities Co. Ltd., Class A	21,300	$13,022
SSY Group Ltd.	142,000	87,021
Sun Art Retail Group Ltd.	106,500	162,958
Sunac China Holdings Ltd.	114,000	477,267
Suning.com Co. Ltd., Class A	28,400	34,766
Sunny Optical Technology Group Co. Ltd.	35,500	468,998
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	7,100	23,121
TAL Education Group, ADR(a)	18,034	1,018,200
TBEA Co. Ltd., Class A	14,200	13,617
TCL Technology Group Corp., Class A	56,800	41,386
Tencent Holdings Ltd.	255,600	13,533,511
Tencent Music Entertainment Group, ADR(a)	12,613	162,960
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	7,100	17,393
Tianma Microelectronics Co. Ltd., Class A	7,100	13,429
Tianshui Huatian Technology Co. Ltd.	14,200	25,608
Tingyi Cayman Islands Holding Corp.	142,000	244,025
Tongcheng-Elong Holdings Ltd.(a)	28,400	50,930
TongFu Microelectronics Co. Ltd.(a)	7,100	23,240
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	7,100	15,698
Tongling Nonferrous Metals Group Co. Ltd., Class A	42,600	11,238
Tongwei Co. Ltd., Class A	14,295	27,336
Topsports International Holdings Ltd.(b)	71,000	100,761
Transfar Zhilian Co. Ltd., Class A	14,200	11,278
TravelSky Technology Ltd., Class H	71,000	142,531
Trip.com Group Ltd., ADR(a)	22,294	592,352
Tsingtao Brewery Co. Ltd., Class H	24,000	166,120
Uni-President China Holdings Ltd.	71,000	73,464
Unisplendour Corp. Ltd., Class A	7,100	37,927
Vipshop Holdings Ltd., ADR(a)	20,235	350,875
Walvax Biotechnology Co. Ltd., Class A	7,100	41,525
Wanda Film Holding Co. Ltd., Class A(a)	7,100	16,005
Wanhua Chemical Group Co. Ltd., Class A	7,100	46,063
Want Want China Holdings Ltd.	213,000	153,065
Wanxiang Qianchao Co. Ltd., Class A	100	66
Weibo Corp., ADR(a)	2,911	89,571
Weichai Power Co. Ltd., Class A	28,400	51,693
Weichai Power Co. Ltd., Class H	71,100	123,102
Wens Foodstuffs Group Co. Ltd., Class A	14,200	52,386
Western Securities Co. Ltd., Class A	28,400	31,555
Wharf Holdings Ltd. (The)	71,000	126,593
Winning Health Technology Group Co. Ltd., Class A	7,100	23,101
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	7,100	33,695
Wuliangye Yibin Co. Ltd., Class A	14,200	293,744
WUS Printed Circuit Kunshan Co. Ltd., Class A	7,100	23,220
WuXi AppTec Co. Ltd., Class A	7,100	105,546
WuXi AppTec Co. Ltd., Class H(b)	14,756	156,108
Wuxi Biologics Cayman Inc.(a)(b)	35,500	557,851
XCMG Construction Machinery Co. Ltd., Class A	28,400	23,270
Xiamen C & D Inc., Class A	14,200	17,304
Xiaomi Corp., Class B(a)(b)	440,200	682,648
Xinhu Zhongbao Co. Ltd., Class A	28,400	11,853
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	21,353	28,255
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	19,634	17,681
Xinyi Solar Holdings Ltd.	206,000	149,630
Yango Group Co. Ltd., Class A	14,200	12,864
Yanzhou Coal Mining Co. Ltd., Class H	142,000	108,456

Security	Shares	Value

China (continued)
Yihai International Holding Ltd.	16,000	$142,949
Yonghui Superstores Co. Ltd., Class A	28,493	37,067
Yonyou Network Technology Co. Ltd., Class A	9,230	44,963
Yuexiu Property Co. Ltd.	284,000	50,930
Yum China Holdings Inc.	16,401	760,022
Yunda Holding Co. Ltd., Class A	7,100	33,071
Yunnan Baiyao Group Co. Ltd., Class A	8,320	102,406
Yuzhou Properties Co. Ltd.	71,000	29,038
Zai Lab Ltd., ADR(a)	2,343	174,319
Zhaojin Mining Industry Co. Ltd., Class H	35,500	43,419
Zhejiang Chint Electrics Co. Ltd., Class A	7,100	25,202
Zhejiang Dahua Technology Co. Ltd., Class A	14,200	29,493
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd.	7,100	21,208
Zhejiang Juhua Co. Ltd., Class A	14,200	13,022
Zhejiang Longsheng Group Co. Ltd., Class A	7,100	12,071
Zhejiang NHU Co. Ltd., Class A	15,430	54,490
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	7,100	22,150
Zhengzhou Yutong Bus Co. Ltd., Class A	7,100	11,992
Zhenro Properties Group Ltd.	71,000	45,159
Zheshang Securities Co. Ltd., Class A	14,200	19,523
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)	14,200	50,106
Zhongjin Gold Corp. Ltd., Class A	14,200	18,394
Zhongsheng Group Holdings Ltd.(c)	35,500	182,286
Zhuzhou CRRC Times Electric Co. Ltd., Class H	28,400	73,464
Zijin Mining Group Co. Ltd., Class A	28,400	14,985
Zijin Mining Group Co. Ltd., Class H	315,000	125,984
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	21,600	19,205
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	85,600	70,128
ZTE Corp., Class A(a)	7,100	35,727
ZTE Corp., Class H(a)	42,648	107,844
ZTO Express Cayman Inc., ADR	15,265	497,944

		97,048,141

India — 14.1%
Adani Ports & Special Economic Zone Ltd.	27,762	118,881
Ambuja Cements Ltd.	26,909	68,166
Asian Paints Ltd.	13,845	308,168
Aurobindo Pharma Ltd.	12,141	119,722
Avenue Supermarts Ltd.(a)(b)	5,893	176,857
Axis Bank Ltd.	93,791	477,475
Bajaj Auto Ltd.	3,834	137,432
Bajaj Finance Ltd.	8,165	210,954
Bajaj Finserv Ltd.	1,917	111,672
Bandhan Bank Ltd.(b)	19,738	56,943
Berger Paints India Ltd.	10,579	68,798
Bharat Forge Ltd.	11,218	48,371
Bharat Petroleum Corp. Ltd.	31,098	140,980
Bharti Airtel Ltd.(a)	114,452	836,410
Bharti Infratel Ltd.	18,744	57,001
Biocon Ltd.	3,479	16,319
Bosch Ltd.	426	54,766
Britannia Industries Ltd.	2,414	107,868
Cipla Ltd.	16,330	139,974
Coal India Ltd.	57,226	106,935
Colgate-Palmolive India Ltd.	2,769	50,956
Container Corp. of India Ltd.	10,508	52,265
Dabur India Ltd.	26,909	165,992
Divi’s Laboratories Ltd.	3,763	118,942
DLF Ltd.	26,909	53,611

5

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Dr. Reddy’s Laboratories Ltd.	4,757	$256,121
Eicher Motors Ltd.	639	139,844
GAIL India Ltd.	68,231	83,330
Godrej Consumer Products Ltd.	16,543	138,660
Grasim Industries Ltd.	12,709	99,028
Havells India Ltd.	13,348	87,600
HCL Technologies Ltd.	51,830	377,160
HDFC Asset Management Co. Ltd.(b)	2,059	68,738
HDFC Life Insurance Co. Ltd.(a)(b)	24,992	172,923
Hero MotoCorp Ltd.	4,473	139,654
Hindalco Industries Ltd.	44,091	80,962
Hindustan Petroleum Corp. Ltd.	28,684	73,800
Hindustan Unilever Ltd.	37,062	1,008,375
Housing Development Finance Corp. Ltd.	74,291	1,629,826
ICICI Bank Ltd.	221,733	973,392
ICICI Lombard General Insurance Co. Ltd.(b)	8,307	142,891
ICICI Prudential Life Insurance Co. Ltd.(b)	14,839	77,142
Indian Oil Corp. Ltd.	87,685	96,479
Indraprastha Gas Ltd.	2,627	16,401
Info Edge India Ltd.	2,769	98,278
Infosys Ltd.	157,123	1,435,829
InterGlobe Aviation Ltd.(b)	4,970	63,459
ITC Ltd.	141,361	368,937
JSW Steel Ltd.	38,269	93,223
Larsen & Toubro Ltd.	22,436	276,607
LIC Housing Finance Ltd.	13,916	44,085
Lupin Ltd.	11,502	132,305
Mahindra & Mahindra Ltd.	31,027	179,044
Marico Ltd.	21,016	95,552
Maruti Suzuki India Ltd.	4,899	363,511
Motherson Sumi Systems Ltd.	44,730	56,374
Nestle India Ltd.	1,065	247,049
NTPC Ltd.	106,642	137,998
Oil & Natural Gas Corp. Ltd.	111,399	122,572
Page Industries Ltd.	284	70,859
Petronet LNG Ltd.	27,619	92,244
Pidilite Industries Ltd.	6,106	118,573
Piramal Enterprises Ltd.	4,047	51,792
Power Grid Corp. of India Ltd.	64,255	133,878
REC Ltd.	36,636	42,902
Reliance Industries Ltd.	130,001	2,517,626
SBI Life Insurance Co. Ltd.(b)	16,117	163,832
Shree Cement Ltd.	426	117,504
Shriram Transport Finance Co. Ltd.	8,165	61,797
Siemens Ltd.	3,195	46,022
State Bank of India(a)	82,360	175,685
Sun Pharmaceutical Industries Ltd.	40,257	252,484
Tata Consultancy Services Ltd.	41,890	1,092,645
Tata Consumer Products Ltd.	14,413	69,934
Tata Motors Ltd.(a)	75,331	86,672
Tata Steel Ltd.	9,301	36,310
Tech Mahindra Ltd.	19,738	138,463
Titan Co. Ltd.	13,064	153,763
Torrent Pharmaceuticals Ltd.	2,059	64,331
UltraTech Cement Ltd.	4,615	238,320
United Spirits Ltd.(a)	13,277	104,314
UPL Ltd.	25,844	138,711
Vedanta Ltd.	64,113	78,174
Wipro Ltd.	54,173	152,454

Security	Shares	Value

India (continued)
Zee Entertainment Enterprises Ltd.	36,707	$89,102

		19,470,998

Russia — 6.1%
Alrosa PJSC	88,040	82,256
Gazprom PJSC	497,714	1,408,779
Inter RAO UES PJSC	1,846,000	129,197
LUKOIL PJSC	18,886	1,401,587
Magnit PJSC, GDR(f)	16,425	187,245
Magnitogorsk Iron & Steel Works PJSC	156,200	89,420
MMC Norilsk Nickel PJSC	2,840	888,891
Mobile TeleSystems PJSC, ADR	21,300	189,357
Moscow Exchange MICEX-RTS PJSC	55,380	89,599
Novatek PJSC, GDR(f)	4,192	606,582
Novolipetsk Steel PJSC	42,600	83,076
PhosAgro PJSC, GDR(f)	6,816	94,061
Polymetal International PLC	10,493	209,960
Polyus PJSC	1,343	221,922
Rosneft Oil Co. PJSC	65,172	347,073
Sberbank of Russia PJSC	474,280	1,346,142
Severstal PAO	5,112	67,633
Surgutneftegas PJSC	333,710	187,118
Tatneft PJSC	67,362	507,304
VTB Bank PJSC	230,366,001	118,409
X5 Retail Group NV, GDR(f)	4,544	134,375

		8,389,986

Total Common Stocks — 97.2% (Cost: $144,494,394)		134,089,664

Preferred Stocks

Brazil — 2.3%
Banco Bradesco SA, Preference Shares, NVS	181,452	633,117
Braskem SA, Class A, Preference Shares, NVS	14,200	72,528
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	7,182	40,597
Cia. Energetica de Minas Gerais, Preference Shares, NVS	42,687	84,885
Gerdau SA, Preference Shares, NVS	49,700	122,898
Itau Unibanco Holding SA, Preference Shares, NVS	205,956	873,714
Itausa-Investimentos Itau SA, Preference Shares, NVS	149,144	243,305
Lojas Americanas SA, Preference Shares, NVS	35,890	186,683
Petroleo Brasileiro SA, Preference Shares, NVS	197,714	740,458
Telefonica Brasil SA, Preference Shares, NVS	21,364	185,432

		3,183,617

Russia — 0.1%
Surgutneftegas PJSC, Preference Shares, NVS	326,600	163,713

Total Preferred Stocks — 2.4% (Cost: $3,636,950)		3,347,330

Rights

Brazil — 0.0%
Natura & Co. Holding SA, (Expires 06/10/20)(a)	1,493	1,369

China — 0.0%
Legend Holdings Corp., Class H, (Expires 07/20/20)(a)(d)	2,030	0	(e)

Total Rights — 0.0% (Cost: $0)		1,369

6

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(g)(h)(i)	1,553,579	$1,555,909
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(g)(h)	210,000	210,000

		1,765,909

Total Short-Term Investments — 1.3% (Cost: $1,763,164)		1,765,909

Total Investments in Securities — 100.9% (Cost: $149,894,508)		139,204,272

Other Assets, Less Liabilities — (0.9)%		(1,216,729)

Net Assets — 100.0%		$137,987,543

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,935,586	(3,382,007)	1,553,579	$1,555,909	$42,663	(b)	$2,094		$2,521
BlackRock Cash Funds: Treasury, SL Agency Shares	181,000	29,000	210,000	210,000	3,099		—		—

				$1,765,909	$45,762		$2,094		$2,521

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Hang Seng China Enterprises Index	3	06/29/20	$184	$388
MSCI Emerging Markets E-Mini Index	6	06/19/20	280	8,322

				$8,710

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

7

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI BRIC ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$134,084,011	$—	$5,653	$134,089,664
Preferred Stocks	3,347,330	—	—	3,347,330
Rights	1,369	—	—	1,369
Money Market Funds	1,765,909	—	—	1,765,909

	$139,198,619	$—	$5,653	$139,204,272

Derivative financial instruments(a)
Assets
Futures Contracts	$8,710	$—	$—	$8,710

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

8